WARRANTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 27, 2021
Defined Benefit Plan Disclosure [Line Items]
Warrants estimated fair value					$ 1.00	$ 1.00
Expected dividend yield			0.00%		0.00%	0.00%
Stock-based compensation expense	$ 78,509	$ 55,051	$ 157,018	$ 110,102	$ 259,300	$ 307,918
Unrecognized compensation expense	$ 498,000		$ 498,000		$ 655,000
Exchange Agreement [Member] | Pre-funded Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant, shares exchanged							28,014,540
Exercise price per shares							$ 0.0001
Common stock, shares exchange							28,014,540
Exercisable, exercise price per shares							$ 0.0001
Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected dividend yield					0.00%
Stock-based compensation expense					$ 0	$ 75,000
Unrecognized compensation expense					$ 0
Consulting Firm [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant, shares exchanged						150,000
Exercise price per shares						$ 1.10
Warrants, term						7 years
Warrants estimated fair value						$ 0.61